COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Licenses Related to Certain Intellectual Property [Abstract]
Annual minimum fixed payments	$ 220
Other Commitments [Abstract]
Employer matching contributions to 401(k) plan	$ 0	$ 0	$ 0